Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price High Yield Fund, Inc.- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,002
T. Rowe Price High Yield Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
T. Rowe Price High Yield Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
T. Rowe Price High Yield Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price U.S. High Yield Fund- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,007
T. Rowe Price U.S. High Yield Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	817
T. Rowe Price U.S. High Yield Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,354